Taxation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision	€ 888	€ 820
Pillar 2 income taxes	9	0	€ 0
Unused tax losses for which deferred tax asset recognised or not	2,245	1,313
Unused tax credits for which deferred tax asset recognised or not	795	832
Unused tax losses for which no deferred tax asset recognised	695	602
Unused tax credits for which no deferred tax asset recognised	502	418
Tax losses for which deferred tax has not been recognized and which have a date to expire	246	168
Other deductible temporary differences for which no deferred tax asset recognised	986	515
Other deductible temporary differences for which no deferred tax asset recognised, interest expense	868	409
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	€ 2,013	2,610
Bottom of range
Disclosure Of Income Tax (Credit) [Line Items]
Pillar Two, estimated future increase in Group effective tax rate	0.00%
Top of range
Disclosure Of Income Tax (Credit) [Line Items]
Pillar Two, estimated future increase in Group effective tax rate	0.20%
India
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision, amortisation of intangible assets	€ 506	€ 434